Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Loss	$ (6,213)	$ (4,799)	$ (7,016)
Other comprehensive loss:
Foreign currency translation adjustments	(461)	(1,655)	(2,077)
Comprehensive loss	$ (6,674)	$ (6,454)	$ (9,093)